UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: August 31, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2012 (unaudited)

	Principal					Optional Call
	Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
		Long-Term Investments - 137.5%
		Corporate Bonds - 49.4%
		Advertising - 1.0%
	$400,000	MDC Partners, Inc. (Canada)(a)	B	11.00%	11/01/2016	11/01/13 @ 106	$ 433,000
	1,825,000	Sitel, LLC / Sitel Finance Corp.(b)	B	11.00%	08/01/2017	08/01/14 @ 106	1,797,625
							2,230,625

		Aerospace & Defense - 0.4%
	225,000	Kratos Defense & Security Solutions, Inc.	B	10.00%	06/01/2017	06/01/14 @ 105	239,625
	700,000	Sequa Corp.(b)	CCC+	11.75%	12/01/2015	12/01/12 @ 103	735,000
							974,625

		Airlines - 7.1%
	875,868	Aircraft Certificate Owner Trust, Series 2003-1A, Class D(b)	BB	6.46%	09/20/2022	N/A	880,247
	2,000,000	Aircraft Certificate Owner Trust, Series 2003-1A, Class E(b)	BB	7.00%	09/20/2022	N/A	1,963,080
	1,110,423	America West Airlines 2001-1 Pass-Through Trust, Series 011G(a)	BB+	7.10%	04/02/2021	N/A	1,140,959
	1,940,956	American Airlines Pass-Through Trust, Series 2011-2, Class A(a)	BBB-	8.63%	10/15/2021	N/A	2,057,414
	959,503	Atlas Air 1998-1 Pass-Through Trust, Series 1998-1, Class A	NR	7.38%	01/02/2018	N/A	959,503
	732,429	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-1	NR	7.20%	01/02/2019	N/A	739,753
	70,514	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-2	NR	6.88%	04/02/2014	N/A	70,514
	455,040	Atlas Air 2000-1 Pass-Through Trust, Series 2000-1, Class A	NR	8.71%	01/02/2019	N/A	455,040
	3,573,800	AWAS Aviation Capital Ltd. (Ireland)(a) (b)	BBB-	7.00%	10/17/2016	10/18/13 @ 104	3,770,359
	218,113	Continental Airlines 2007-1 Pass-Through Trust, Series 071C, Class C	B	7.34%	04/19/2014	N/A	222,475
	1,750,000	Delta Air Lines Pass-Through Trust, Series 2011-1, Class B	BB	7.13%	10/15/2014	N/A	1,789,375
	830,000	Global Aviation Holdings, Inc.(a) (c)	NR	14.00%	08/15/2013	N/A	237,588
	1,594,664	United Airlines 2009-2A Pass-Through Trust, Series 2009-2(a)	BBB+	9.75%	01/15/2017	N/A	1,825,890
							16,112,197

		Apparel - 0.0%***
	90,000	Levi Strauss & Co.	B+	6.88%	05/01/2022	05/01/17 @ 103	93,375

		Auto Parts & Equipment - 0.3%
	720,000	Stanadyne Corp., Series 1	CCC	10.00%	08/15/2014	N/A	667,800

		Banks - 2.9%
	1,200,000	Barclays Bank PLC (United Kingdom)(a) (b) (d) (e)	BBB	6.86%	-	06/15/32 @ 100	1,095,000
	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a) (b) (d) (e)	A	11.00%	-	06/30/19 @ 100	647,500
	1,000,000	KeyCorp Capital III (a)	BBB-	7.75%	07/15/2029	N/A	1,138,217
	1,250,000	Northgroup Preferred Capital Corp.(a) (b) (d) (e)	A-	6.38%	-	10/15/17 @ 100	1,226,900
	700,000	PNC Preferred Funding Trust III(a) (b) (d) (e)	BBB	8.70%	-	03/15/13 @ 100	711,998
	1,400,000	RBS Capital Trust II(d) (e)	BB	6.43%	-	01/03/34 @ 100	1,099,000
	650,000	Susquehanna Capital II(a)	BB	11.00%	03/23/2040	03/23/15 @ 100	650,812
							6,569,427

		Beverages - 0.3%
	750,000	Constellation Brands, Inc.	BB+	4.63%	03/01/2023	N/A	763,125

		Building Materials - 0.8%
	1,750,000	Cemex SAB de CV (Mexico)(a) (b)	B-	9.00%	01/11/2018	01/11/15 @ 105	1,736,875

		Coal - 0.8%
	100,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II	B	8.25%	04/15/2018	04/15/14 @ 104	101,500
	1,750,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II(a) (b)	B	8.38%	06/01/2020	06/01/16 @ 104	1,780,625
							1,882,125

		Commercial Services - 2.3%
	2,000,000	Ceridian Corp.(a) (b)	B-	8.88%	07/15/2019	07/15/15 @ 107	2,145,000
	1,800,000	DynCorp International, Inc.(a)	B-	10.38%	07/01/2017	07/01/14 @ 105	1,521,000
	1,500,000	Laureate Education, Inc.(b)	CCC+	9.25%	09/01/2019	09/01/15 @ 107	1,500,000
							5,166,000

		Computers - 0.7%
	705,000	Compucom Systems, Inc.(b)	B	12.50%	10/01/2015	10/01/13 @ 100	726,150
	288,000	Stratus Technologies, Inc. (Bermuda)	B-	12.00%	03/29/2015	04/15/13 @ 112	267,840
	530,000	Stream Global Services, Inc.	B+	11.25%	10/01/2014	10/01/13 @ 100	543,250
							1,537,240

		Distribution & Wholesale - 0.7%
	370,000	Baker & Taylor, Inc.(b)	CCC+	11.50%	07/01/2013	N/A	222,000
	1,330,000	INTCOMEX, Inc.(a)	B-	13.25%	12/15/2014	12/15/12 @ 107	1,356,600
							1,578,600

		Diversified Financial Services - 3.7%
	1,000,000	General Electric Capital Corp., Class A(d) (e)	AA-	7.13%	-	N/A	1,092,240
	500,000	Jefferies Group, Inc.	BBB	6.88%	04/15/2021	N/A	531,250
	200,000	LCP Dakota Fund, Series AI	NR	10.75%	01/16/2014	N/A	196,859
	100,000	LCP Dakota Fund, Series AI	NR	12.66%	01/16/2014	N/A	99,212
	215,000	Nationstar Mortgage, LLC /Nationstar Capital Corp.(b)	B+	9.63%	05/01/2019	05/01/15 @ 107	235,425
	30,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	9.63%	05/01/2019	05/01/15 @ 107	33,000
	1,000,000	Nuveen Investments, Inc.	CCC	10.50%	11/15/2015	11/15/12 @ 103	1,017,500
	250,000	Pharmaceutical Product Development, Inc.(b)	B	9.50%	12/01/2019	12/01/14 @ 107	278,750
	2,650,000	QBE Capital Funding III Ltd. (Jersey)(a) (b) (e)	BBB+	7.25%	05/24/2041	05/24/21 @ 100	2,595,005
	500,000	Scottrade Financial Services, Inc.(b)	Baa3	6.13%	07/11/2021	N/A	515,892
	1,945,000	Svensk Exportkredit AB (Sweden)(a) (b) (d)	BBB-	6.38%	-	N/A	1,862,878
							8,458,011

		Electrical Components & Equipment - 0.7%
	1,400,000	Coleman Cable, Inc.(a)	B	9.00%	02/15/2018	02/15/14 @ 105	1,484,000

		Engineering & Construction - 1.1%
	1,377,138	Alion Science and Technology Corp. (f)	B-	12.00%	11/01/2014	04/01/13 @ 105	1,297,953
	2,000,000	Alion Science and Technology Corp.	CCC-	10.25%	02/01/2015	02/01/13 @ 100	1,180,000
							2,477,953

		Entertainment - 2.5%
	701,000	Agua Caliente Band of Cahuilla Indians(b)	BB	6.35%	10/01/2015	N/A	675,645
	375,000	Diamond Resorts Corp.	B-	12.00%	08/15/2018	08/15/14 @ 106	398,906
	1,955,000	Lions Gate Entertainment, Inc.(a) (b)	B	10.25%	11/01/2016	11/01/13 @ 105	2,179,825
	330,000	Live Nation Entertainment, Inc.(b)	B	7.00%	09/01/2020	09/01/16 @ 104	337,012
	1,935,000	WMG Acquisition Corp.(a)	B-	11.50%	10/01/2018	10/01/14 @ 109	2,123,663
							5,715,051

		Food - 1.4%
	500,000	BI-LO, LLC / BI-LO Finance Corp.(b)	B-	9.25%	02/15/2019	02/15/15 @ 105	536,250
	2,447,000	Bumble Bee Acquisition Corp.(a) (b)	B	9.00%	12/15/2017	12/15/14 @ 105	2,502,058
							3,038,308

		Forest Products & Paper - 0.1%
	250,000	Verso Paper Holdings, LLC / Verso Paper, Inc.	CCC+	8.75%	02/01/2019	02/01/15 @ 104	113,750

		Gaming - 0.1%
	75,000	Jacobs Entertainment, Inc.	B-	9.75%	06/15/2014	N/A	74,250
	125,000	Yonkers Racing Corp.(b)	B+	11.38%	07/15/2016	07/15/13 @ 106	132,500
							206,750

		Hand & Machine Tools - 0.1%
	150,000	Thermadyne Holdings Corp.	B-	9.00%	12/15/2017	12/15/13 @ 107	156,750

		Health Care Products - 0.1%
	100,000	Physio-Control International, Inc.(b)	B+	9.88%	01/15/2019	01/15/15 @ 107	108,000

		Health Care Services - 2.2%
	1,800,000	Apria Healthcare Group, Inc.(a)	BB	11.25%	11/01/2014	11/01/12 @ 103	1,865,250
	2,275,000	Apria Healthcare Group, Inc.(a)	B	12.38%	11/01/2014	11/01/12 @ 103	2,186,844
	275,000	OnCure Holdings, Inc.	B-	11.75%	05/15/2017	05/15/14 @ 106	160,875
	360,000	Physiotherapy Associates Holdings, Inc.(b)	B	11.88%	05/01/2019	05/01/15 @ 109	376,200
	150,000	Rural/Metro Corp.(b)	CCC+	10.13%	07/15/2019	07/15/15 @ 105	147,750
	312,333	Symbion, Inc.(g)	CCC+	11.00%	08/23/2015	08/23/13 @ 100	312,333
							5,049,252

		Household Products & Housewares - 0.8%
	1,445,000	American Achievement Corp.(b)	B-	10.88%	04/15/2016	10/15/13 @ 105	1,253,537
	500,000	Armored Autogroup, Inc.	CCC	9.25%	11/01/2018	11/01/14 @ 105	441,250
							1,694,787

		Housewares - 0.0%***
	75,000	American Standards Americas(b)	B-	10.75%	01/15/2016	01/15/13 @ 105	66,750

		Insurance - 2.3%
	1,000,000	Allstate Corp.(a) (e)	BBB	6.50%	05/15/2057	05/15/37 @ 100	1,048,750
	1,000,000	AXA SA (France)(a) (b) (d) (e)	BBB	6.38%	-	12/14/36 @ 100	851,250
	800,000	Ironshore Holdings US, Inc.(a) (b)	BBB-	8.50%	05/15/2020	N/A	882,736
	1,000,000	MetLife Capital Trust IV(a) (b)	BBB	7.88%	12/15/2037	12/15/32 @ 100	1,170,000
	700,000	National Life Insurance Co.(a) (b)	BBB+	10.50%	09/15/2039	N/A	939,940
	250,000	Nationwide Mutual Insurance Co.(b)	A-	9.38%	08/15/2039	N/A	340,137
							5,232,813

		Internet - 1.7%
	1,000,000	First Data Corp.(a) (b) (h)	B-	8.75%	01/15/2022	N/A	997,500
	1,510,000	GXS Worldwide, Inc.(a)	B	9.75%	06/15/2015	06/15/13 @ 102	1,559,075
	425,000	Zayo Group, LLC / Zayo Capital, Inc.(a)	B	8.13%	01/01/2020	07/01/15 @ 104	451,563
	650,000	Zayo Group, LLC / Zayo Capital, Inc.(a)	CCC+	10.13%	07/01/2020	07/01/16 @ 105	697,125
							3,705,263

		Iron & Steel - 0.8%
	1,075,000	APERAM (Luxembourg)(b)	BB-	7.75%	04/01/2018	04/01/15 @ 104	892,250
	600,000	Horsehead Holding Corp.(b)	B-	10.50%	06/01/2017	06/01/15 @ 105	598,500
	240,000	Standard Steel, LLC / Standard Steel Finance Corp.(b)	B+	12.00%	05/01/2015	05/01/13 @ 106	272,400
							1,763,150

		Leisure Time - 0.2%
	425,000	Sabre, Inc.(b)	B	8.50%	05/15/2019	05/15/15 @ 106	440,406

		Lodging - 1.4%
	1,600,000	Caesars Entertainment Operating Co., Inc.(b)	B	8.50%	02/15/2020	02/15/16 @ 104	1,578,000
	1,500,000	Caesars Operating Escrow LLC / Caesars Escrow Corp.(b)	B	9.00%	02/15/2020	02/15/16 @ 104	1,493,438
							3,071,438

		Media - 0.2%
	500,000	DCP, LLC / DCP Corp.(b)	B+	10.75%	08/15/2015	08/15/13 @ 105	510,000

		Mining - 0.8%
	250,000	Kaiser Aluminum Corp.(b)	BB-	8.25%	06/01/2020	06/01/16 @ 104	265,000
	1,025,000	Midwest Vanadium Pty Ltd. (Australia)(b)	CCC+	11.50%	02/15/2018	02/15/15 @ 106	697,000
	1,125,000	Mirabela Nickel Ltd. (Australia)(b)	CCC+	8.75%	04/15/2018	04/15/15 @ 104	829,688
							1,791,688

		Oil & Gas - 1.3%
	3,000,000	Sandridge Energy, Inc.(a) (b)	B	7.50%	02/15/2023	08/15/17 @ 104	3,015,000

		Oil & Gas Services - 0.1%
	200,000	Exterran Holdings, Inc.	BB	7.25%	12/01/2018	12/01/13 @ 105	202,000

		Packaging & Containers - 0.1%
	300,000	Pretium Packaging, LLC / Pretium Finance, Inc.	B-	11.50%	04/01/2016	04/01/14 @ 106	303,000

		Pipelines - 1.5%
	330,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	B-	7.75%	04/01/2019	04/01/15 @ 104	334,950
	3,000,000	Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp.(a) (b)	B	8.38%	06/01/2019	06/01/15 @ 104	2,925,000
	150,000	EP Energy, LLC / EP Energy Finance, Inc.(b)	BB-	6.88%	05/01/2019	05/01/15 @ 103	160,875
							3,420,825

		Real Estate Investment Trust - 0.3%
	700,000	Entertainment Properties Trust(a)	BB+	5.75%	08/15/2022	05/15/22 @ 100	706,618

		Retail - 3.2%
	1,479,000	CKE Restaurants, Inc.(a)	B-	11.38%	07/15/2018	07/15/14 @ 106	1,702,699
	1,995,000	GRD Holdings III Corp.(a) (b)	B	10.75%	06/01/2019	06/01/15 @ 108	1,970,062
	190,000	Logan's Roadhouse, Inc.	B-	10.75%	10/15/2017	10/15/13 @ 108	185,250
	240,000	Mastro's Restaurants, LLC / RRG Finance Corp.(b)	B-	12.00%	06/01/2017	12/01/14 @ 109	249,600
	900,000	Party City Holdings, Inc.(b)	CCC+	8.88%	08/01/2020	08/01/15 @ 107	951,750
	2,000,000	Wok Acquisition Corp.(a) (b)	CCC+	10.25%	06/30/2020	06/30/16 @ 105	2,095,000
							7,154,361

		Software - 1.7%
	1,800,000	Infor US, Inc.(b) (i)	B-	11.50%	07/15/2018	07/15/15 @ 106	2,052,000
	2,120,000	Open Solutions, Inc.(b)	CCC+	9.75%	02/01/2015	02/01/13 @ 100	1,844,400
							3,896,400

		Telecommunications - 0.5%
	300,000	CommScope, Inc.(b)	B	8.25%	01/15/2019	01/15/15 @ 104	321,375
	800,000	Sprint Nextel Corp.(b)	BB-	7.00%	03/01/2020	N/A	876,000
							1,197,375

		Textiles - 0.1%
	100,000	Empire Today, LLC / Empire Today Finance Corp.(b)	B-	11.38%	02/01/2017	02/01/14 @ 106	104,750

		Transportation - 3.1%
	2,830,000	CEVA Group PLC (United Kingdom)(a) (b)	B-	8.38%	12/01/2017	12/01/13 @ 106	2,752,175
	575,000	Commercial Barge Line Co.	BB-	12.50%	07/15/2017	07/15/13 @ 106	644,000
	1,600,000	Marquette Transportation Co. / Marquette Transportation Finance Corp.(a)	B-	10.88%	01/15/2017	01/15/13 @ 108	1,688,000
	1,850,000	Quality Distribution, LLC / QD Capital Corp.(a)	B-	9.88%	11/01/2018	11/01/14 @ 105	1,998,000
							7,082,175

		Total Corporate Bonds - 49.4%
		(Cost $109,216,839)					111,478,638

		Asset Backed Securities - 46.2%
		Automobile - 0.0%***
	50,587	Bush Truck Leasing, LLC, Series 2011-AA, Class C(b)	NR	5.00%	09/25/2018	N/A	50,443

		Collateralized Debt Obligations - 7.2%
	591,996	Aspen Funding I Ltd., Series 2002-1A, Class A1L (Cayman Islands)(b) (j)	BB+	1.06%	07/10/2037	N/A	563,420
	612,596	Coronado CDO Ltd., Series 1A, Class A1 (Cayman Islands)(b) (j)	B	0.94%	09/04/2038	N/A	471,699
	3,282,853	Diversified Asset Securitization Holdings II LP, Series 1A, Class A1L (Cayman Islands)(b) (j)	BBB+	0.96%	09/15/2035	N/A	3,082,764
	194,919	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(j)	BBB+	0.96%	09/15/2035	N/A	183,222
	478,612	Diversified Asset Securitization Holdings III LP, Series 1A, Class A2 (Cayman Islands)(b)	BB+	7.42%	07/05/2036	N/A	464,842
	300,273	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(b) (j)	BB+	0.73%	12/30/2030	N/A	283,385
	209,785	MWAM CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(b) (j)	AA	1.27%	01/30/2031	N/A	205,988
	235,403	Putnam Structured Product CDO, Series 2001-1A, Class A1SS (Cayman Islands)(b) (j)	AA	0.93%	02/25/2032	N/A	225,785
	780,625	Putnam Structured Product CDO, Series 2003-1A, Class A1LT (Cayman Islands)(b) (j)	CCC	0.69%	10/15/2038	N/A	681,790
	8,521,798	Rockwall CDO Ltd., Series 2007-1A, Class A1LA (Cayman Islands)(a) (b) (j)	BBB+	0.69%	08/01/2024	N/A	7,243,528
	20,210	Saturn Ventures Ltd., Series 2003-1A, Class A1 (Cayman Islands)(b) (j)	AA	0.94%	11/03/2038	N/A	19,881
	271,514	Saybrook Point CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(b) (j)	BB	0.91%	02/25/2031	N/A	249,195
	2,000,000	Stone Tower CDO Ltd., Series 2004-1A, Class A2L (Cayman Islands)(b) (j)	BB+	1.70%	01/29/2040	N/A	1,687,740
	1,000,000	Zais Investment Grade Ltd., Series 6A, Class A2A (Cayman Islands)(b) (j)	A+	1.73%	07/27/2018	N/A	910,000
							16,273,239

		Collateralized Loan Obligations - 20.0%
	400,000	Airlie CLO, Series 2006-2A, Class B (Cayman Islands)(b) (j)	A	1.21%	12/20/2020	N/A	310,265
	500,000	Alm Loan Funding, Series 2010-3A, Class C (Cayman Islands)(b) (j)	BBB	4.43%	11/20/2020	N/A	449,110
	2,000,000	Black Diamond CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (b) (j)	AA	0.84%	04/29/2019	N/A	1,749,360
	2,800,000	BlackRock Senior Income Series Corp., Series 2004-1X (Cayman Islands)(k)	NR	0.00%	09/15/2016	N/A	1,477,000
	231,333	CapitalSource Commercial Loan Trust, Series 2006-2A, Class C(a) (b) (j)	A+	0.92%	09/20/2022	N/A	225,550
	750,000	CapitalSource Commercial Loan Trust, Series 2006-2A, Class D(b) (j)	B+	1.76%	09/20/2022	N/A	705,000
	1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (j)	A+	1.71%	07/10/2019	N/A	792,630
	3,500,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(b) (j)	BBB+	3.06%	07/10/2019	N/A	2,724,015
	1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(b)	BBB+	8.37%	07/10/2019	N/A	962,050
	368,409	Colts Trust, Series 2005-2A, Class C (Cayman Islands)(a) (b) (j)	AAA	1.32%	12/20/2018	N/A	362,846
	250,000	Colts Trust, Series 2007-1A, Class C (Cayman Islands)(a) (b) (j)	AA-	1.27%	03/20/2021	N/A	205,250
	250,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (j)	AA-	1.53%	05/19/2021	N/A	197,602
	500,000	DFR Middle Market CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (j)	A+	2.76%	07/20/2019	N/A	471,305
	5,050,000	Eastland CLO Ltd., Series 2007-1A, Class A2B (Cayman Islands)(a) (b) (j)	AA+	0.77%	05/01/2022	N/A	3,794,974
	500,000	Emporia Preferred Funding, Series 2005-1A, Class B1 (Cayman Islands)(b) (j)	AA-	1.01%	10/12/2018	N/A	427,240
	1,250,000	Emporia Preferred Funding, Series 2005-1A, Class C (Cayman Islands)(b) (j)	A-	1.41%	10/12/2018	N/A	985,425
	250,000	Emporia Preferred Funding, Series 2006-2A, Class B (Cayman Islands)(b) (j)	A+	0.96%	10/18/2018	N/A	209,898
	430,178	FM Leveraged Capital Fund, Series 2005-1A, Class B (Cayman Islands)(b) (j)	AAA	1.02%	08/01/2017	N/A	424,995
	250,000	FM Leveraged Capital Fund, Series 2005-1A, Class C (Cayman Islands)(b) (j)	AA+	1.42%	08/01/2017	N/A	228,610
	7,700,000	Fortress Credit Opportunities I LP, Series 2005-1A, Class A1(a)	NR	0.66%	07/15/2019	N/A	6,679,211
	669,533	Friedbergmilstein Private Capital Fund, Series 2004-1A, Class B2 (Cayman Islands)(a) (b)	AAA	5.41%	01/15/2019	N/A	684,517
	250,000	Gale Force CLO Ltd., Series 2007-3A, Class C (Cayman Islands)(b) (j)	A	1.16%	04/19/2021	N/A	195,883
	1,100,000	Genesis CLO Ltd., Series 2007-2A, Class D (Cayman Islands)(b) (j)	BBB	4.46%	01/10/2016	N/A	1,023,000
	900,000	Global Leveraged Capital Credit Opportunity Fund, Series 2006-1A, Class C (Cayman Islands)(b) (j)	BB+	1.46%	12/20/2018	N/A	678,573
	1,250,000	GSC Partners CDO Fund Ltd., Series 2006-7A, Class C (Cayman Islands)(b) (j)	A-	1.43%	05/25/2020	N/A	1,074,437
	250,000	Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (j)	A+	1.28%	08/07/2021	N/A	206,137
	250,000	Hewett's Island CDO Ltd., Series 2006-5A, Class C (Cayman Islands)(b) (j)	A	1.11%	12/05/2018	N/A	201,376
	800,000	Katonah Ltd., Series 2006-9A, Class A3L (Cayman Islands)(b) (j)	BBB+	1.17%	01/25/2019	N/A	615,112
	1,200,000	Kennecott Funding Ltd., Series 2005-1A, Class C (Cayman Islands)(a) (b) (j)	BBB+	1.26%	01/13/2018	N/A	1,032,000
	500,000	Liberty CLO Ltd., Series 2005-1A, Class A3 (Cayman Islands)(a) (b) (j)	A+	0.94%	11/01/2017	N/A	416,778
	500,000	Marathon CLO Ltd., Series 2005-2A, Class B (Cayman Islands)(b) (j)	BBB+	1.27%	12/20/2019	N/A	439,002
	500,000	Marlborough Street CLO, Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (j)	A	1.21%	04/18/2019	N/A	367,255
	1,500,000	MC Funding Ltd. / MC Funding 2006-1, LLC, Series 2006-1A, Class C (Cayman Islands)(b) (j)	A-	1.42%	12/20/2020	N/A	1,204,440
	800,000	Mountain View Funding CLO, Series 2007-3A, Class A2 (Cayman Islands)(b) (j)	AA+	0.80%	04/16/2021	N/A	707,152
	500,000	Navigator CDO Ltd., Series 2004-1A, Class B2 (Cayman Islands)(b)	AAA	5.59%	01/14/2017	N/A	488,080
	250,000	OFSI Fund Ltd., Series 2006-1A, Class C (Cayman Islands)(b) (j)	A	1.32%	09/20/2019	N/A	185,785
	300,000	Pacifica CDO Ltd., Series 2005-5X, Class B2 (Cayman Islands)	NR	5.81%	01/26/2020	N/A	287,175
	1,500,000	Rosedale CLO Ltd., Series I-A, Class AIJ (Cayman Islands)(a) (b) (j)	AA	0.86%	07/24/2021	N/A	1,355,715
	514,262	Sargas CLO II Ltd., Series 2006-1A, Class E (Cayman Islands)(b) (j)	B+	4.46%	10/20/2018	N/A	479,276
	500,000	Shinnecock CLO, Series 2006-1A, Class C (Cayman Islands)(b) (j)	BBB+	1.36%	07/15/2018	N/A	399,465
	700,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (j)	A+	3.21%	07/15/2019	N/A	557,847
	650,000	TCW Global Project Fund, Series 2004-1A, Class A2A (Cayman Islands)(b) (j)	A	1.81%	06/15/2016	N/A	573,768
	2,000,000	TCW Global Project Fund, Series 2004-1A, Class B1 (Cayman Islands)(b) (j)	BB-	2.41%	06/15/2016	N/A	1,152,960
	500,000	TCW Global Project Fund, Series 2005-1A, Class A1 (Cayman Islands)(b) (j)	AA+	1.07%	09/01/2017	N/A	426,710
	1,000,000	TCW Global Project Fund, Series 2005-1A, Class B2 (Cayman Islands)(b)	BB+	5.79%	09/01/2017	N/A	921,440
	4,000,000	Telos CLO Ltd., Series 2006-1A, Class A2 (Cayman Islands)(b) (j)	AA+	0.86%	10/11/2021	N/A	3,456,840
	2,500,000	Telos CLO Ltd., Series 2006-1A, Class B (Cayman Islands)(b) (j)	A+	0.95%	10/11/2021	N/A	2,065,525
	1,000,000	Zohar CDO, Series 2007-3A, Class A2 (Cayman Islands)(b) (j)	BB+	1.02%	04/15/2019	N/A	603,240
							45,181,824

		Commercial Receivables - 0.4%
	500,000	FCC Financing Subsidiary, LLC, Series 2010-1A, Class B(b) (j) (l)	NR	12.66%	03/31/2017	N/A	519,700
	400,000	Leaf II Receivables Funding, LLC, Series 2010-4, Class D(a) (b)	NR	5.00%	01/20/2019	01/20/13 @ 100	361,080
							880,780

		Credit Cards - 1.6%
	2,573,343	Citi Holdings Liquidating Unrated Performing Assets, Series 2012-BIZ, Class A(b) (d) (k)	NR	0.00%	-	N/A	1,893,800
	500,000	LCP Rights Trust, Series 2010-1, Class A	NR	14.55%	07/17/2017	N/A	499,826
	145,161	LCP Rights Trust, Series 2010-1, Class C	NR	19.21%	07/17/2017	N/A	145,086
	500,000	LCP Rights Trust, Series 2010-1, Class G	NR	11.71%	09/18/2018	N/A	493,275
	200,000	LCP Rights Trust, Series 2010-1, Class H	NR	14.56%	09/18/2018	N/A	197,971
	400,000	LCP Rights Trust, Series 2010-1, Class I	NR	18.29%	09/18/2018	N/A	398,883
							3,628,841

		Financial - 0.0%***
	32,577	Blue Falcon, Series A-2(b)	NR	3.24%	12/25/2016	N/A	32,316

		Insurance - 2.6%
	500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class B(b)	AA	8.37%	01/15/2046	02/15/28 @ 100	617,774
	500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class C(b)	A	9.36%	01/15/2048	07/15/29 @ 100	644,763
	500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class D(b)	BBB	10.81%	01/15/2050	05/15/31 @ 100	645,266
	385,600	Insurance Note Capital Term, Series 2005-1R1A(b) (j) (l)	A	0.56%	06/09/2033	N/A	352,230
	1,161,045	Northwind Holdings, LLC, Series 2007-1A, Class A1(b) (j)	A	1.20%	12/01/2037	N/A	928,709
	2,839,802	Structured Asset Receivables Trust, Series 2005-1A, Class CTFS(a) (b) (j)	CCC	0.95%	01/21/2015	N/A	2,633,916
							5,822,658

		Media - 0.8%
	500,000	Adams Outdoor Advertising LP, Series 2010-1, Class B(a) (b)	Ba2	8.84%	12/20/2040	N/A	539,345
	1,100,000	Adams Outdoor Advertising LP, Series 2010-1, Class C(a) (b)	B3	10.76%	12/20/2040	N/A	1,191,096
							1,730,441

		Other - 0.6%
	1,376,173	Glenn Pool Oil & Gas Trust	NR	6.00%	08/02/2021	N/A	1,407,646

		Student Loans - 0.1%
	302,967	MRU Student Loan Trust, Series 2008-A, Class A1A(b)	NR	7.40%	01/25/2041	N/A	222,187
	202,567	MRU Student Loan Trust, Series 2008-A, Class B(b) (j)	NR	5.95%	01/25/2041	N/A	36,968
	202,567	MRU Student Loan Trust, Series 2008-A, Class C(b) (j)	NR	7.95%	01/25/2041	N/A	29,372
							288,527

		Timeshare - 0.7%
	1,080,161	Diamond Resorts Owner Trust, Series 2009-1, Class A(a) (b)	A	9.31%	03/20/2026	11/20/13 @ 100	1,138,702
	255,840	Silverleaf Finance, LLC, Series 2010-A, Class B(b)	BBB	8.00%	07/15/2022	N/A	262,355
	190,090	Silverleaf Finance, LLC, Series 2011-A, Class A(b)	NR	9.00%	06/15/2023	N/A	188,130
							1,589,187

		Transportation - 10.6%
	12,978,968	Aerco Ltd., Series 2A, Class A3 (Jersey)(a) (b) (j)	BB-	0.70%	07/15/2025	N/A	9,474,647
	14,899,081	Airplanes Pass-Through Trust, Series 2001-1A, Class A9(a) (j)	CCC	0.79%	03/15/2019	N/A	7,449,540
	3,718,291	Aviation Capital Group Trust, Series 2003-2A, Class B1(b) (j)	BB	3.24%	09/20/2033	N/A	2,658,578
	1,759,496	Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)(b) (j)	BBB-	0.54%	10/14/2033	N/A	1,451,584
	1,368,497	Babcock & Brown Air Funding I Ltd., Series 2007-1X, Class G1 (Bermuda)(b) (j)	BBB+	0.54%	11/14/2033	N/A	1,129,010
	605,607	Blade Engine Securitization Ltd., Series 2006-1A, Class B (Cayman Islands)(b) (j) (l)	BBB+	3.24%	09/15/2041	N/A	454,998
	28,251	Castle Trust, Series 2003-1AW, Class A1(b) (j)	AA	0.99%	05/15/2027	N/A	26,274
	529,735	Raspro Trust, Series 2005-1A, Class G(b) (j)	A	0.87%	03/23/2024	N/A	446,302
	805,381	Vega Containervessel PLC, Series 2006-1A, Class A (Ireland)(a) (b)	Ba3	5.56%	02/10/2021	N/A	732,897
							23,823,830

		Trust Preferred Stocks - 1.6%
	6,000,000	Attentus CDO Ltd., Series 2007-3A, Class A1B (Cayman Islands)(b) (j)	AA-	0.72%	10/11/2042	N/A	3,384,120

		Total Asset Backed Securities - 46.2%
		(Cost $102,459,021)					104,093,852

		Collateralized Mortgage Obligations - 6.0%
		Commercial Mortgage Backed Securities - Military Housing - 0.2%
	199,399	Ohana Military Communities, LLC(b)	AA-	5.88%	10/01/2051	N/A	190,623
	150,000	Ohana Military Communities, LLC(b)	AA-	6.15%	10/01/2051	N/A	147,177
							337,800

		Commercial Mortgage Backed Securities - Non-Traditional - 0.8%
	2,203,422	Ciena Capital, LLC, Series 2006-AA, Class A(b) (j)	CCC+	0.48%	10/20/2038	N/A	1,437,804
	661,310	Ciena Capital, LLC, Series 2007-AA, Class A(b) (j)	CCC+	0.64%	10/20/2040	N/A	382,547
							1,820,351

		Commercial Mortgage Backed Securities - Traditional - 1.3%
	400,000	Bank of America Merrill Lynch-DB Trust, Series 2012-OSI, Class D(b)	Baa3	6.79%	04/13/2029	N/A	420,015
	2,600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class AM(a) (d) (j)	BB-	6.00%	-	N/A	2,414,485
							2,834,500

		Residential Mortgage Backed Securities - 3.7%
	116,009	Accredited Mortgage Loan Trust, Series 2006-2, Class A3(j)	BB+	0.39%	09/25/2036	N/A	102,705
	83,238	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A(j)	D	6.01%	10/25/2036	12/25/20 @ 100	52,646
	443,532	GSAA Trust, Series 2007-5, Class 1F2A(j)	CCC	5.79%	03/25/2047	12/25/28 @ 100	308,597
	633,012	IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1(j)	CCC	4.93%	06/25/2036	07/25/20 @ 100	534,421
	219,809	New Century Home Equity Loan Trust, Series 2004-A, Class AII9(j)	B	5.01%	08/25/2034	05/25/20 @ 100	215,202
	6,354,237	Nomura Resecuritization Trust, Series 2012-1R, Class A(a) (b) (j)	NR	0.67%	08/27/2047	N/A	5,559,957
	872,346	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A3(m)	D	5.75%	01/25/2037	02/25/21 @ 100	524,668
	2,029,965	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A5B(m)	D	6.04%	01/25/2037	02/25/21 @ 100	1,183,667
							8,481,863

		Total Collateralized Mortgage Obligations - 6.0%
		(Cost $12,793,522)					13,474,514

		Term Loans - 8.0%(n)
		Aerospace & Defense - 0.0%***
	98,749	API Technologies Corp.(i) (j)	B	8.75%	06/27/2016	N/A	98,749

		Automotive - 0.3%
	520,000	Navistar, Inc.(i) (j)	B+	7.00%	08/16/2017	N/A	524,157
	120,000	Keystone Automotive Operations, Inc.(i) (j)	Caa2	9.75%	03/30/2016	N/A	120,900
							645,057

		Brokerage - 0.0%***
	80,000	AmWins Group, Inc.(i) (j)	CCC+	9.24%	12/07/2019	N/A	80,267

		Commercial Services - 0.0%***
	100,000	Nab Holdings, LLC(i) (j)	BB+	7.00%	04/24/2018	N/A	100,375

		Consumer Products - 0.1%
	148,500	Targus Group International, Inc.(i) (j)	B	11.00%	05/24/2016	N/A	149,243

		Consumer Services - 0.8%
	1,570,000	Fly Funding II(i) (j)	BBB-	6.75%	08/07/2018	N/A	1,551,364
	150,000	Redprairie Corp.(i) (j)	B+	6.00%	07/31/2018	N/A	150,562
	70,000	Travelport Holdings Ltd.(i) (j)	B+	4.96%	08/21/2015	N/A	65,038
							1,766,964

		Diversified Manufacturing - 0.9%
	1,040,000	CPM Holdings(i) (j)	B+	6.25%	08/16/2017	N/A	1,040,000
	530,000	CPM Holdings(i) (j)	B	10.25%	08/16/2018	N/A	527,350
	530,000	Panolam Industries(i) (j)	B+	7.25%	08/22/2017	N/A	524,700
							2,092,050

		Entertainment - 0.6%
	1,338,157	Bushnell, Inc.(i) (j)	B	5.75%	08/24/2015	N/A	1,308,048
	114,750	CKX Entertainment, Inc.(i) (j)	B+	9.00%	06/21/2017	N/A	92,374
							1,400,422

		Food & Beverages - 0.4%
	1,000,000	Arctic Glacier(i) (j)	B	8.50%	07/27/2018	N/A	995,000

		Gaming - 0.0%***
	100,000	Rock Ohio Caesars, LLC(i) (j)	BB-	8.50%	08/11/2017	N/A	102,000

		Health Care - 1.3%
	2,500,000	One Call Medical, Inc.(i) (j)	B+	7.00%	08/22/2019	N/A	2,482,288
	100,000	Plato, Inc.(i) (j)	BB-	7.50%	05/07/2018	N/A	99,750
	233,296	Smile Brands Group, Inc.(i) (j)	B	7.00%	12/21/2017	N/A	232,968
							2,815,006

		Lodging - 0.2%
	380,000	Rock Parent, LLC(i) (j)	BB-	8.50%	08/18/2017	N/A	387,600

		Oil Field Services - 0.1%
	150,000	El Paso / EP Energy(i) (j)	BB-	5.00%	04/24/2018	N/A	150,900

		Other Finance - 0.4%
	453,126	AP Alternative Assets LP(i) (j)	BBB	4.21%	06/30/2015	N/A	428,204
	400,000	Homeward Residential Holdings, Inc.(i) (j)	B+	8.25%	08/07/2017	N/A	402,000
							830,204

		Other Industrials - 0.1%
	295,632	Sirva Worldwide, Inc.(i) (j)	B	10.75%	03/31/2016	N/A	299,327

		Railroads - 0.1%
	199,495	Helm Financial Corp.(i) (j)	B-	6.25%	06/01/2017	N/A	199,246

		Retail - 0.4%
	150,000	Asurion Corp.(i) (j)	BB-	11.00%	09/02/2019	N/A	159,937
	538,689	Deb Store Holdings, LLC(i) (j) (l) (o)	CCC+	12.50%	10/11/2016	N/A	538,689
	150,000	HD Supply(i) (j)	B+	7.25%	10/05/2017	N/A	153,813
							852,439

		Technology - 1.0%
	120,000	Aspect Software(i) (j)	B	6.25%	05/07/2016	N/A	117,076
	130,000	Ceridian Corp.(i) (j)	B-	5.99%	05/09/2017	N/A	130,189
	1,640,000	M*Modal, Inc.(i) (j)	Ba3	6.75%	08/15/2019	N/A	1,620,533
	500,000	Misys(i) (j)	CCC+	12.00%	06/06/2019	N/A	499,375
							2,367,173

		Transportation - 0.7%
	36,197	Carey International, Inc.(i) (j) (l)	Caa3	9.00%	01/25/2014	N/A	16,288
	228,654	Global Aviation Holdings, Inc.(i) (j)	NR	8.24%	09/27/2012	N/A	229,798
	260,000	Sabre, Inc.(i) (j)	B	5.98%	09/30/2017	N/A	256,641
	1,000,000	Sabre, Inc.(i) (j)	B	7.25%	12/29/2017	N/A	999,690
							1,502,417
		Wireless- 0.6%
	1,300,000	Zayo Group LLC(i) (j)	B	7.13%	07/02/2019	N/A	1,322,347

		Total Term Loans - 8.0%
		(Cost $17,897,527)					18,156,786

	Number
	of Shares	Description					Value
		Common Stock - 0.1%
		Retail - 0.1%
	9,389	Deb Store Holdings, LLC(i) (l) (p)					125,069
		(Cost $125,069)

		Preferred Stocks - 2.8%
		Diversified Financial Services - 1.5%
	500	Falcons Funding Trust I, 8.88% (b) (j)					520,812
	3,050	GSC Partners CDO Fund Ltd. / GSC Partners CDO Fund Corp., Series REGS (Cayman Islands)(k)					1,168,340
	1,850	GSC Partners CDO Fund Ltd. / GSC Partners CDO Fund Corp. (Cayman Islands)(b) (k)					708,665
	300	GSC Partners CDO Fund Ltd. / GSC Partners CDO Fund Corp., Series AI (Cayman Islands)(a) (k)					114,919
	2,100,000	Whitehorse II Ltd., Series 2005-2A(b) (k)					971,250
							3,483,986

		Insurance - 0.3%
	20,000	Aegon NV, 6.38% (Netherlands)(a)					499,600
	3,800	ING Groep NV, 7.05% (Netherlands)(a)					94,088
							593,688

		Telecommunications - 0.5%
	1,000	Centaur Funding Corp., 9.08% (Cayman Islands)(b)					1,214,375

		Transportation - 0.5%
	40,000	Seaspan Corp., Series C, 9.50% (Marshall Islands)					1,109,200

		Total Preferred Stocks - 2.8%
		(Cost $6,029,563)					6,401,249

		Exchange Traded Funds - 25.0%
	154,900	Financial Select Sector SPDR Fund(a) (q)					2,348,284
	36,100	iShares Dow Jones US Real Estate Index Fund(a) (q)					2,369,243
	134,483	iShares MSCI Germany Index Fund					2,853,729
	281,300	iShares MSCI Italy Index Fund(q)					3,299,649
	45,460	iShares MSCI Spain Index Fund					1,186,961
	144,500	iShares Russell 2000 Index Fund(a) (q)					11,731,955
	64,600	Materials Select Sector SPDR Fund(a) (q)					2,302,990
	176,500	Proshares Ultrashort 20+ Year Treasury					2,628,085
	81,800	SPDR Dow Jones Industrial Average ETF Trust(a) (q)					10,705,984
	80,100	SPDR S&P 500 ETF Trust(a) (q)					11,313,324
	76,500	Technology Select Sector SPDR Fund(a) (q)					2,332,485
	93,800	Utilities Select Sector SPDR Fund(a) (q)					3,405,878
		(Cost $55,212,147)					56,478,567

		Warrants - 0.0%
	1,050	Alion Science and Technology Corp., expiring 03/15/2017 (i) (l) (p)					–
		(Cost $11)

		Total Long-Term Investments - 137.5%
		(Cost $303,733,699)					310,208,675

	Contracts	Options Purchased		Expiration Month	Exercise Price		Value
		Call Options Purchased - 0.4%(p)
	2,875	iShares MSCI Spain Index Fund		January 2013	$26.00		603,750
	4,368	Proshares UltraShort 20+ Year Treasury(q)		January 2013	$18.00		133,224
	2,656	ProShares UltraShort 20+ Year Treasury(q)		January 2013	$21.00		26,560
	265	SPDR Gold Shares(q)		September 2012	$157.00		207,363
		(Cost $1,281,030)					970,897

	Number
	of Shares	Description					Value
		Money Market Fund - 2.3%
	5,077,450	Dreyfus Treasury Prime Cash Management Institutional Shares					5,077,450
		(Cost $5,077,450)

		Total Investments - 140.2%
		(Cost $310,092,179)					316,257,022
		Other Assets in excess of Liabilities - 1.5%					3,442,870
		Total Value of Options Written - (1.1%) (Premiums received - $1,896,069)					(2,470,355)
		Borrowings - (16.9% of Net Assets or 12.1% of Total Investments)					(38,098,955)
		Reverse Repurchase Agreements - (23.7%)					(53,517,771)
		Net Assets - 100.0%					$ 225,612,811

AB - Stock Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
Pty - Proprietary
SA - Corporation
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
***	Less than 0.1%
(a)
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded commitments and reverse repurchase agreements .  As of August 31, 2012, the total amount segregated was $159,816,168.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012, these securities amounted to $164,328,060, which represents 72.8% of net assets.

(c)	Non-income producing as security is in default.
(d)	Security is perpetual and thus does not have a predetermined maturity date.
(e)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(f)
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares of the secured note.

(g)
The issuer of this security may elect to pay interest entirely in cash, entirely by issuing payment-in-kind shares by increasing the principal amount or issuing new notes equal to such payment-in-kind, or pay 50% of the interest in cash and 50% payment-in-kind shares.

(h)	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash of to issue payment-in-kind shares of the note.
(i)	Illiquid security.
(j)	Floating or variable rate coupon. The rate shown is as of August 31, 2012.
(k)	Zero coupon bond.
(l)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees and is based, in part on significant unobservable inputs. The total market value of such securities is $2,006,974 which represents 0.9% of net assets.

(m)	Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(n)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(o)	The issuer of this security will accrue interest at a rate of 12.5% per annum and will make interest payments as follows: (1) 6.0% in payment-in-kind interest and (2) 6.5% in cash.
(p)	Non-income producing security.
(q)	All or a portion of this security position is segregated as collateral for written options.

	See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	69.7%
Cayman Islands	19.6%
Jersey	3.9%
Ireland	1.5%
United Kingdom	1.2%
Bermuda	0.9%
Sweden	0.6%
Mexico	0.6%
Australia	0.5%
Netherlands	0.4%
Marshall Islands	0.4%
Luxembourg	0.3%
France	0.3%
Canada	0.1%

***Subject to change daily. Based on long-term investments.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments continued
August 31, 2012 (unaudited)

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written - (1.1%) (p)	Month	Price	Value
	Call Options Written - (0.4%)
1,549	Financial Select Sector SPDR Fund	September 2012	$ 15.00	$ (47,244)
361	iShares Dow Jones US Real Estate Index Fund	September 2012	65.00	(40,432)
2,813	iShares MSCI Italy Index Fund	September 2012	11.00	(260,203)
1,445	iShares Russell 2000 Index Fund	September 2012	81.00	(213,138)
646	Materials Select Sector SPDR Fund	September 2012	36.00	(26,486)
818	SPDR Dow Jones Industrial Average ETF Trust	September 2012	134.00	(26,994)
398	SPDR Gold Shares	September 2012	170.00	(44,576)
801	SPDR S&P 500 ETF Trust	September 2012	142.00	(109,737)
765	Technology Select Sector SPDR Fund	September 2012	31.00	(14,917)
938	Utilities Select Sector SPDR Fund	September 2012	37.00	(9,380)
	Total Value of Call Options Written			$ (793,107)
	Premiums received ($920,610)

	Put Options Written (0.7%)
4,368	ProShares UltraShort 20+ Year Treasury	January 2013	$ 15.00	$ (528,528)
2,656	ProShares UltraShort 20+ Year Treasury	January 2013	19.00	(1,148,720)
	Total Value of Put Options Written			$(1,677,248)
	Premiums Received ($975,459)

	Total Value of Options Written - (1.1%)			$(2,470,355)
	Premiums Received ($1,896,069)

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
August 31, 2012 (unaudited)

The Fund entered into credit default and interest rate swap agreements during the three months ended August 31, 2012 to potentially enhance return.  Details of the swap agreements outstanding as of August 31, 2012 are as follows:

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at August 31, 2012 (2)	Notional Amount (000s)	Receive Fixed Rate	Upfront Premium Received (Paid)	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	Basket of distinct corporate entities	Sell	09/20/14	7.04%	$ 3,000	1.180%	$ -	$ (371,363)

Interest Rate Swap Agreements

Counterparty		Floating Rate	Termination Date		Notional Amount (000s)	Receive Fixed Rate		Unrealized Appreciation (Depreciation)
Goldman Sachs (3)		3 Month LIBOR	01/04/38		$ 10,000	5.675%		$ 535,150
Goldman Sachs (3)		3 Month LIBOR	07/07/38		5,000	5.753%		325,717
								$ 860,867

Total Unrealized Appreciation for Swap Agreements								$ 489,504

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities.
The maximum loss exposure is $3 million.
(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3) The Fund pays the floating rate and receives the fixed rate.

At August 31, 2012, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Appreciation (Depreciation)
Constellation Brands	1,000,000	$ -
Cequel	800,000	-
Global Aviation	110,997	555
Serta Simmons	2,200,000	-
ServiceMaster Revolver	800,000	(44,000)
Wolverine	1,000,000	-
		$ (43,445)

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$310,339,394	$ 14,159,916	$ (8,242,288)	$ 5,917,628

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sales price as of the close of the exchange on which they are traded. Preferred stocks for which the last sales price is not available are valued at the last available bid price. Debt securities (including asset-backed securities, collateralized mortgage obligations and term loans) are valued at the last available bid price. If bids are not available, debt securities are estimated using valuation models that incorporate market data that may include assumptions relating to current yields, timing of cash flows, dealer quotes, prepayment risk, value of underlying collateral, general market conditions, liquidity and prices of other debt securities with comparable coupon rates, maturities/duration, and credit quality. Municipal bonds are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Foreign securities are translated from the local currency into U.S. dollars using the current exchange rate. The Fund’s securities that are primarily traded in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of common shares have no ability to trade common shares on the NYSE. Exchange traded funds are valued at the last sales price or official closing price on the exchange where the security is principally traded. Investment companies are valued at the last available closing price. The Fund values exchange-traded options and other derivative contracts at the mean of the best bid and asked prices at the close on those exchanges on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

For fixed income securities, fair valuations may include input from Guggenheim Partners Investment Management, LLC (“GPIM”) utilizing a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity, rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. GPIM also uses third party service providers to model certain securities using cash flow models to represent a fair market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuation. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuations).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. In addition, the Fund values certain Level 2 fixed income securities using broker quotes. The Fund values Level 2 equity securities using various observable market inputs.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy at August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$ -	$ 111,479	$ -	$ 111,479
Asset Backed Securities:
Automobile	-	50	-	50
Collateralized Debt Obligations	-	16,273	-	16,273
Collateralized Loan Obligations	-	45,182	-	45,182
Commercial Receivables	-	361	520	881
Credit Cards	-	3,629	-	3,629
Financial	-	32	-	32
Insurance	-	5,471	352	5,823
Media	-	1,730	-	1,730
Other ABS	-	1,408	-	1,408
Student Loans	-	289	-	289
Timeshare	-	1,589	-	1,589
Transportation	-	23,369	455	23,824
Trust Preferred Stocks	-	3,384	-	3,384
Collateralized Mortgage Obligations	-	13,475	-	13,475
Term Loans:
Aerospace & Defense	-	99	-	99
Automotive	-	645	-	645
Brokerage	-	80	-	80
Commercial Services	-	100	-	100
Consumer Products	-	149	-	149
Consumer Services	-	1,767	-	1,767
Diversified Manufacturing	-	2,092	-	2,092
Entertainment	-	1,400	-	1,400
Food & Beverages	-	995	-	995
Gaming	-	102	-	102
Health Care	-	2,815	-	2,815
Lodging	-	388	-	388
Oil Field Services	-	151	-	151
Other Finance	-	830	-	830
Other Industrials	-	299	-	299
Railroads	-	199	-	199
Retail	-	314	539	853
Technology	-	2,367	-	2,367
Transportation	-	1,487	16	1,503
Wireless	-	1,322	-	1,322
Common Stock	-	-	125	125
Preferred Stock:
Diversified Financial Services	-	3,484	-	3,484
Insurance	594	-	-	594
Telecommunications	-	1,214	-	1,214
Transportation	1,109	-	-	1,109
Exchange Traded Funds	56,479	-	-	56,479
Warrants	-	-	-*	-*
Options Purchased	971	-	-	971
Money Market Fund	5,077	-	-	5,077
Interest Rate Swaps	-	861	-	861
Total	$ 64,230	$ 250,881	$ 2,007	$ 317,118

Liabilities:
Credit Default Swaps	$ -	$ 371	$ -	$ 371
Options Written	2,470	-	-	2,470
Unfunded Commitments	-	43	-	43
Total	$ 2,470	$ 414	$ -	$ 2,884
* Market value is less than minimum amount disclosed.

During the three months ended August 31, 2012, there were no transfers between levels.

With regards to the Level 3 securities:
The Fund received the Alion Science and Technology Warrants, which have a penny per share exercise price, as part of the purchase of Alion Science and Technology 12% corporate bonds which mature on November 1, 2014. The company has two bonds outstanding with the longer dated of the two bonds trading at a distressed level. The warrant and the underlying stock of the company are both unlisted securities.  As a result of these factors, the Fund is assigning a price of $0.00 to the warrants. If the warrants begin trading on an exchange, the price of the warrants could increase.

The Insurance Note Capital Term, Series  2005-1R1A is an A rated senior sequential tranche of a securitization of Regulation XXX excess reserves on term life insurance policies. The security pays a coupon rate of 1 month Libor + 0.32%. It is expected to mature in 2014 with an average life of 1.6 years, however, its repayment schedule is subject to a number of factors including regulatory approval.  In May 2012, the issuer received regulatory approval to make repayments over the upcoming year at a rate slower than which was indicated by the transaction’s cash flow. The current price of $91.346 reflects the uncertainty of the repayment timing, the high complexity of analyzing XXX securitizations and a small investor base for the security.  If additional information regarding the timing of the repayment becomes available, the price of the security could increase or decrease.

Blade Engine Securitization Ltd., Series 2006-1A is a BBB+ rated mezzanine tranche of a securitization of aircraft engine lease receivables managed by GE Capital Aviation Services. The security pays a coupon rate of 1 month Libor + 3.00%. The current price of $75.13 reflects overall trends in the market for aircraft securities and the low liquidity and limited investor base for the security.

FCC Financing Subsidiary, LLC, Series 2010-1A is a BBB rated mezzanine tranche of a securitization of asset based loans managed by First Capital Corporation.  The security pays a coupon rate of 12.99%.  The current price of $103.94 reflects the high coupon offset by the lack of liquidity and investor knowledge in the name and investor reluctance to pay high premiums for less liquid asset backed securities.

Deb Shops Term Loan is a 1st Lien Sr. Secured Term Loan for Deb Shops, a fashion apparel retailer focused on women between the ages 15-29.  The current price of $100.00 reflects the high yield of 12.50%, which is based on the small size of the issue ($60mm) and lack of liquidity (only three holders).  Because the term loan does not have any call premium a buyer would not be willing to pay above par for the loan.

Deb Shops Common Stock – This is the common equity of Deb Shops.  We acquired this common stock in exchange for the cancelation of a portion of our pre-petition 1st lien term loan as part of the Company’s exit from Bankruptcy in Q4 2011.  Based on the enterprise value multiples of public comparables and giving effect to Deb Shops smaller size, the Fund assigned the price of $13.32 per share.

Carey International, Inc. is a provider of chauffeured vehicle services and transportation management and logistics solutions.  Based on an EBITDA projection model, the term loan is being priced at $45.00.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2012.

Beginning Balance at 5/31/12
Asset Backed Securities	$ 1,339
Term Loans	545
Common Stock	125
Warrant	-*
Paydowns Received
Asset Backed Securities	(24)
Term Loans	-
Common Stock	-
Warrant	-
Payment-in-kind Distributions Received
Asset Backed Securities	-
Term Loans	8
Common Stock	-
Warrant	-
Total Realized Gain/Loss
Asset Backed Securities	5
Term Loans	-
Common Stock	-
Warrant	-
Change in Unrealized Gain/Loss
Asset Backed Securities	7
Term Loans	2
Common Stock	-
Warrant	-
Net Purchases:
Asset Backed Securities	-
Term Loans	-
Common Stock	-
Warrant	-
Sales	-
Transfer In:
Asset Backed Securities	-
Term Loans	-
Common Stock	-
Warrant	-
Transfer Out	-
Ending Balance at 8/31/12
Asset Backed Securities	1,327
Term Loans	555
Common Stock	125
Warrant	-*
Total Level 3 holdings	$ 2,007

* Market value is less than the minimum amount disclosed.

Item 2.     Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

               A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:         /s/Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/Donald C. Cacciapaglia
                Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2012

By:          /s/John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: October 30, 2012